ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of company's principal subsidiaries
As of December 31, 2016, the Company and its principal subsidiaries and VIEs are as follows:

	Percentage of ownership or indirect economic ownership	Date of incorporation/ acquisition	Place of incorporation
Parent company and offshore holding companies
eHi Car Services Limited (“Company”)	Parent	August 3, 2007	Caymans
eHi Auto Services (Hong Kong) Holding Limited (“eHi Hong Kong”)	100%	September 24, 2010	Hong Kong
L&L Financial Leasing Holding Limited	100%	October 17, 2013	Hong Kong
Brave Passion Limited (“Brave Passion”)	100%	May 26, 2015	British Virgin Islands
Wholly owned subsidiaries
Shuzhi Information Technology (Shanghai) Co., Ltd. (“Shuzhi”)	100%	March 21, 2008	PRC
Shanghai eHi Car Rental Co., Ltd (“eHi Rental”)	100%	March 10, 2008	PRC
Beijing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 20, 2008	PRC
Chongqing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	December 5, 2009	PRC
Shanghai Smart Brand Auto Driving Services Co., Ltd (“Shanghai Smart Brand,” subsidiary of Shuzhi)	100%	April 13, 2011	PRC
eHi Auto Services (Jiangsu) Co., Ltd. (subsidiary of eHi Hong Kong)	100%	December 23, 2011	PRC
Shanghai eHi Chengshan Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 16, 2012	PRC
Shanghai Taihan Trading Co., Ltd	100%	November 10, 2013	PRC
Shanghai Taihao Financial Leasing Co.,Ltd	100%	January 7, 2014	PRC
Shanghai Taide Financial Leasing Co., Ltd	100%	June 23, 2014	PRC
eHi Car Rental Management Services (Shanghai) Co., Ltd (subsidiary of eHi Rental)	100%	November 10, 2015	PRC
Consolidated variable interest entities (“VIEs”)
Shanghai eHi Information Technology Service Co., Ltd. (“eHi Information”)	100%	March 13, 2014	PRC
Shanghai eHi Car Sharing Information Technology Co., Ltd. (“eHi Car Sharing”)	100%	January 12, 2015	PRC